INCOME PER SHARE - Computation of Basic And Diluted Net Income Per Share Attributable (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Numerator:
Net income attributable to the Company as reported	$ 89,709	$ 79,396	$ 125,261
Less: Earnings allocated to participating securities	0	(83)	0
Net income attributable to common stockholders - basic	89,709	79,313	125,261
Effect of Convertible Bond	0	93	562
Earnings allocated to participating securities	0	83	0
Earnings reallocated to participating securities considering potentially dilutive securities	0	(83)	0
Net income attributable to common stockholders – diluted	$ 89,709	$ 79,406	$ 125,823
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	60,566,709	60,478,717	60,456,524
Effect of dilutive securities
Convertible Bond	0	130,525	796,200
Restricted shares	947,040	0	21,160
Weighted average ordinary shares outstanding used in computing diluted income per share	61,513,749	60,609,242	61,273,884
Income per share – basic (in dollars per share)	$ 1.48	$ 1.31	$ 2.07
Income per share – diluted (in dollars per share)	$ 1.46	$ 1.31	$ 2.05